Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	COMMON STOCKS - 49.8%
	AEROSPACE & DEFENSE - 2.1%
57	Lockheed Martin Corp.	$22,176
67	Northrop Grumman Corp.	22,155
		44,331
	APPAREL & TEXTILE PRODUCTS - 1.0%
267	Carter's, Inc.	20,879

	ASSET MANAGEMENT - 4.1%
188	Ameriprise Financial, Inc.	21,609
596	Eaton Vance Corp.	21,873
360	LPL Financial Holdings, Inc.	21,679
189	T Rowe Price Group, Inc.	21,854
		87,015
	AUTOMOTIVE - 2.0%
886	Gentex Corp.	21,477
549	Magna International, Inc.	21,427
		42,904
	BANKING - 10.0%
318	Bank of Hawaii Corp.	21,681
532	Bank of Nova Scotia	21,354
949	Citizens Financial Group, Inc.	21,248
2,296	Huntington Bancshares, Inc.	21,215
226	JPMorgan Chase & Co.	21,642
1,807	KeyCorp	21,052
348	Royal Bank of Canada	21,433
575	US Bancorp	20,988
738	Wells Fargo & Co.	21,439
597	Western Alliance Bancorp *	21,420
		213,472
	CHEMICALS - 2.0%
256	Celanese Corp.	21,266
369	LyondellBasell Industries NV	21,384
		42,650
	COMMERCIAL SERVICES - 1.0%
289	ManpowerGroup, Inc.	21,455

	GAMING, LODGING & RESTAURANTS - 1.0%
832	Wyndham Destinations, Inc.	21,274

	HARDWARE - 3.0%
77	Apple, Inc.	22,623
433	Seagate Technology PLC	21,628
1,147	Xerox Holdings Corporation	20,979
		65,230
	HOME & OFFICE PRODUCTS - 3.0%
2,971	ACCO Brands Corp.	21,985
515	Patrick Industries, Inc. *	21,228
181	Whirlpool Corp.	20,225
		63,438
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	INDUSTRIAL SERVICES - 1.0%
692	Triton International Limited	$21,438

	IRON & STEEL - 1.0%
233	Reliance Steel & Aluminum Co.	20,872

	MACHINERY - 1.0%
306	Oshkosh Corp.	20,664

	MEDIA - 1.0%
361	Omnicom Group, Inc.	20,588

	REAL ESTATE - 1.0%
2,231	iStar, Inc.	22,355

	RETAIL - CONSUMER STAPLES - 1.0%
197	Target Corp.	21,619

	RETAIL - DISCRETIONARY - 6.9%
276	Best Buy Co., Inc.	21,177
704	Dick's Sporting Goods, Inc.	20,691
376	Group 1 Automotive, Inc.	21,278
100	Home Depot, Inc.	21,983
187	Lithia Motors, Inc.	20,675
594	Penske Automotive Group, Inc.	21,372
339	Williams-Sonoma, Inc.	20,964
		148,140
	SEMICONDUCTOR - 0.9%
79	Lam Research Corp.	20,167

	SPECIALTY FINANCE - 4.8%
482	Discover Financial Services	20,712
2,689	Navient Corp.	20,490
1,298	Santander Consumer USA Holdings, Inc.	20,236
1,051	Synchrony Financial	20,799
1,109	Western Union Co.	21,149
		103,386
	TECHNOLOGY SERVICES - 1.0%
199	CDW Corp.	22,049

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	TRANSPORTATION EQUIPMENT - 1.0%
134	Cummins, Inc.	$21,909

	TOTAL COMMON STOCKS (Cost - $1,345,654)	1,065,835

	EXCHANGE TRADED FUND - 51.1%
	LARGE CAP - 51.1%
4,490	SPDR Dow Jones Industrial Average ETF Trust	1,092,058
	TOTAL EXCHANGE TRADED FUND (Cost - $1,092,058)

	TOTAL INVESTMENTS - 100.9% (Cost $2,437,712)	$2,157,893
	LIABILITIES IN EXCESS OF OTHER ASSETS (0.9)%	(19,436)
	NET ASSETS - 100.0%	$2,138,457

* Non-income producing security.
NV - Naamloze Vennootschap
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,065,835	$-	$-	$1,065,835
Exchange Traded Fund	1,092,058	-	-	1,092,058
Total	$2,157,893	$-	$-	$2,157,893

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,431,470	$49,334	$(322,911)	$(273,577)